COMMERCIAL PROPERTY REVENUE	12 Months Ended
Dec. 31, 2017
Revenue [abstract]
COMMERCIAL PROPERTY REVENUE
COMMERCIAL PROPERTY REVENUE
The components of commercial property revenue are as follows:

(US$ Millions) Years ended Dec. 31,	2017	2016	2015
Base rent and recovery of operating expenses	$3,797	$3,184	$2,840
Straight-line rent	124	154	131
Lease termination	18	15	19
Other	253	271	226
Total commercial property revenue	$4,192	$3,624	$3,216

The partnership leases properties under operating leases generally with lease terms of between 1 and 15 years, with options to extend. Minimum rental commitments under non-cancellable tenant operating leases are as follows:

(US$ Millions)	Dec. 31, 2017	Dec. 31, 2016
Less than 1 year	$2,285	$2,451
1-5 years	8,472	7,886
More than 5 years	11,667	10,799
Total	$22,424	$21,136
INVESTMENT AND OTHER REVENUE
The components of investment and other revenue are as follows:

(US$ Millions) Years ended Dec. 31,	2017	2016	2015
Investment income	$170	$—	$164
Fee revenue	61	51	40
Dividend income	18	12	51
Interest income	17	26	47
Participating loan interests	27	32	41
Other	2	46	18
Total investment and other revenue	$295	$167	$361